35. Insurance coverage (Tables)	12 Months Ended
Dec. 31, 2020
Insurance Coverage
Schedule of insurance coverage

The insurance coverage as of December 31, 2020 is summarized as follows:

Insured assets	Covered risks	Amount insured
Property and equipment and inventories	Operating risks	16,438
Business interruption	Loss of profits	13,110
Cars and Others (*)	Damages	337

(*) The value reported above does not include coverage of the hulls, which are insured by the value of 100% of the Foundation Institute of Economic Research – FIPE table.